Allmerica Financial                               Semi-Annual Report
------------------------------------------------
      JUNE 30, 1999


                                                  Allmerica Investment Trust

                                                   . Money Market Fund 1999



        A
         I                                               1999
          T



                                   [LOGO OF ALLMERICA FINANCIAL(R) APPEARS HERE]

           General Information ...........................         2
           A Letter from the Chairman ....................         3
           Bond & Money Market Overview ..................         4
           Money Market Fund .............................         6
           Financials ....................................       F-1

           For further information, see the accompanying semi-annual report.

           See Client Notices on page F-12.


                                                          Table of Contents   1

Officers of First Allmerica Financial Life Insurance
Company (FAFLIC) and Allmerica Financial Life
Insurance and Annuity Company (AFLIAC)
John F. O'Brien, President, CEO (FAFLIC) and
   Chairman of the Board (AFLIAC)
Richard M. Reilly, President and CEO (AFLIAC)
Edward J. Parry, III, Vice President, CFO and Treasurer
Abigail M. Armstrong, Secretary and Counsel

Investment Manager
Allmerica Financial Investment Management Services, Inc.
440 Lincoln Street, Worcester, MA 01653

General Distributor
Allmerica Investments, Inc.
440 Lincoln Street, Worcester, MA 01653

Independent Accountants
PricewaterhouseCoopers LLP
160 Federal Street, Boston, MA 02110

Administrator and Custodian
Investors Bank & Trust Company
200 Clarendon Street, Boston, MA 02116

Legal Counsel
Ropes & Gray
One International Place, Boston, MA 02110

Officers of Allmerica Investment Trust (AIT)
Richard M. Reilly, President
Paul T. Kane, Treasurer
George M. Boyd, Secretary

Board of Trustees of AIT
John F. O'Brien, Chairman
P. Kevin Condron/1/
Cynthia A. Hargadon/1/
Gordon Holmes/1/
John P. Kavanaugh
Bruce E. Langton/1/
Attiat F. Ott/1/
Richard M. Reilly
Ranne P. Warner/1/

Investment Sub-Adviser
Allmerica Asset Management, Inc.
440 Lincoln Street, Worcester, MA 01653
    Money Market Fund


/1/Independent Trustees

2  General Information

[PHOTO OF JOHN F. O'BRIEN APPEARS HERE]

Dear Client:

As the year began, most market analysts were predicting a swift slow-down in GDP growth during 1999. This view was initiated by the global weakness seen in Latin American, European and Asian markets, and the impact they were expected to have on the U.S. Contrary to this outlook, economic statistics released early in the year presented evidence that the U.S. economy remained strong. Unemployment reached record-low levels and consumer spending was quite strong. Based on this new information, investors began to worry that the economy might actually be too strong. Ultimately, this could drive prices and inflation higher, even though actual inflation figures remained relatively low.

As these concerns mounted, investors drove interest rates higher in anticipation of the Federal Reserve Board raising rates. Over the course of the six month period, interest rates on bonds maturing in two to thirty years rose roughly 1.00% driving bond prices lower. Shorter bonds suffered a similar fate as even six month bonds saw prices decline and interest rates rise 0.50%. On June 30, in a move widely anticipated by the market, the Federal Reserve raised interest rates 0.25%.

Most bond investors saw their securities decline in value during the first half of 1999 due to the increase in interest rates, even though corporate credit quality remained quite strong. In this environment, money market funds offered a safe haven because of the short maturity schedule of their holdings.

The Allmerica Investment Trust (AIT) Money Market Fund focuses on three primary goals: preservation of capital, maintenance of liquidity, and attractive current income. The Fund's manager continued to deliver on these objectives and produce highly competitive returns. We appreciate your continued confidence in the AIT Money Market Fund and look forward to serving more of your financial needs through Allmerica's broad array of insurance and retirement products.

On behalf of the Board of Trustees,

/s/ John F. O'Brien

John F. O'Brien

Chairman of the Board

Allmerica Financial Life Insurance and Annuity Company

                                                   A Letter from the Chairman  3

1995: U.S. bond market enjoys its third best performance in 30 years, thanks to strong total returns from 30-year U.S. Treasuries and corporate issues.

1996: Outlook for Federal Reserve policy affects U.S. bond market. Long-predicted interest rate cuts, which would have fueled this market, never occur.

1997: Low inflation and declining interest rates fuel the bond market, which enjoys its best returns since 1995.

1998: During 1998, bond investments produced widely divergent results as a series of dramatic swings either left them highly in favor or badly battered.

1999: The first half of 1999 was a turbulent period for the bond market. Performance varied from the first quarter to the second, leaving the majority of bond investors disappointed.

The first half of 1999 was a turbulent period for the bond market. Performance varied from the first quarter to the second, leaving the majority of bond investors disappointed.

The year began with a certain confidence in the stability of the domestic economy. Agency, corporate, and mortgage-backed bonds rallied, encouraging investors to take advantage of bond yield premiums that had been de-emphasized during the Treasury rally of 1998. However, the economy grew more rapidly than predicted and patterns of inflation, such as increasing commodity prices, became evident. By the end of the second quarter the Federal Reserve raised interest rates 0.25% against the threat of inflation. As the quarter progressed most sectors tended to decline in value, treasuries suffering the greatest losses. On the other hand, emerging markets showed signs of life in the second quarter and a few emerging markets bonds made their debut as stand out performers.

The second quarter marked the first time in two years in which some foreign markets outperformed the U.S. bond market. Through-out Asia, economic recovery was evident and interest rates fell. Japan's economy, in particular, showed great signs of recovery throughout the first half of this year, inspiring enthusiasm among international investors. Latin America also fared well, the most significant performers being Mexico and Brazil, both in the process of economic recovery.

As a group, however, foreign markets underperformed the U.S. bond market in the second quarter, the major culprit being Europe, where a backup in interest rates has been significant. Introduced on January 1, the new European currency, the "euro", lost 13% of its value against the dollar within six months. Many European bonds sold at a great dis-

                           [TIME LINE APPEARS HERE]

[GRAPHIC APPEARS HERE] 1999 JAN

The new European Currency is introduced. Over the course of six months, the euro loses 13% of its value against the dollar.

A rally of agency, corporate, and mortgage-backed bonds encourages investors to take advantage of bond yield premiums.

[GRAPHIC APPEARS HERE] FEB

Investors take a cautious stance toward the rapidly growing economy and the threat of an increase in interest rates by favoring the money market and U.S. Treasuries.

MAR

Corporate and securitized spreads widen, due principally to the high rate of net new issuance from companies such as Sprint, Conoco, and Ford.

4  Bond & Money Market Overview
count to American bonds, yet it appears unlikely that the European Central Bank will tighten its monetary policy in the near future. A highly probable source of the foreign market's underperformance is the Japanese selling of euro-denominated issues in the face of the significant weakness of the euro against both the dollar and the yen.

Although the Federal Reserve announced their decision to adopt a neutral bias in conjunction with an increase in interest rates in late June, they are on the lookout for signs that the domestic economy is strengthening, in which case a more forceful bias will be in order. The record pace of corporate bond issuance displayed late in the second quarter is one indicator that the economy is, in fact, continuing to strengthen. The high rate of net new issuance, higher than the total for any previous year with the exception of last year's, has been the largest force in widening corporate and securitized spreads. The predominance of "mega" issues, such as the Ford and earlier AT&T issues, has also tended to reduce liquidity in the broader corporate market as more money is drawn to relatively few large and liquid issues.

The money market also struggled as a result of the volatile economy but managed to outperform the bond market. Ultimately, it was the very strength of the economy that worried investors and the Federal Reserve about the potential for higher inflation. The domestic economy turned out to be more resilient than predicted. Housing and auto sales remained strong and corporate fundamentals remained positive. Investors remained defensive against rising interest rates over the last quarter and were rewarded by turning their attention to the general security of the money market.

Looking ahead in the U.S. economy, interest rates appear to be near the top of their projected trading range. Although corporate fundamentals remain positive, corporate spreads are likely to experience volatility in expectation of large new issues from companies such as Ford. Many foreign economies are in the process of recovery, their bond markets benefiting from increasing investor enthusiasm. Overall, the bond market seems to be in the process of gaining stability. However, investors are remaining cautious and could favor U.S. Treasuries.

                           [TIME LINE APPEARS HERE]

APR

Japan shows signs of economic recovery along with other foreign countries such as Brazil and Mexico, marking the first time in two years in which some foreign markets outperform the U.S. bond market.

[GRAPHIC APPEARS HERE] MAY

As a group, foreign markets underperform the U.S. bond market, the major culprit being Europe, where a backup in interest rates is significant.

In response to rapid economic growth, the Federal Reserve combines a neutral bias with a 0.25% raise in interest rates to guard against inflation.

[GRAPHIC APPEARS HERE] JUN

                                                  Bond & Money Market Overview 5

The Money Market Fund posted a 2.43% return for the six month period ending June 30, 1999, outperforming the IBC/Donoghue First Tier Money Market Index's return of 2.13% for the same period.

The first quarter was turbulent for the U.S. bond market. However, economic statistics released during the quarter presented evidence that the domestic economy was more resilient than previously believed. Housing and auto sales remained robust, unemployment reached historically low levels and inflation remained subdued.

During the second quarter, investors continued to face volatile interest rates. Strong economic indicators released during the quarter led to a dramatic rise in interest rates. The rise in bond yields this year occurred despite few signs of any change in the underlying rate of inflation.

In late June, the Federal Reserve tightened monetary policy by 0.25% to 5% in an effort to slow the economy. Still, economic indicators are suggesting further strength ahead. The housing market maintains considerable strength despite rising mortgage rates. Consumer confidence is high and fosters a continuation of consumer demand. Fed officials will remain on guard against inflation and have demonstrated that they are willing to fine tune policy quickly.

The portfolio will continue to emphasize commercial paper holdings and short/medium term notes as corporate fundamentals remain positive. Maximum liquidity will be provided by a combination of agency securities and repurchase agreements without sacrificing yield. The portfolio's average weighted maturity will be structured between 65-80 days as stable cash flows enable the portfolio to capitalize on steep yield curve opportunities.

Investment Sub-Adviser
Allmerica Asset Management, Inc.

About the Fund
Strives to maximize current income for investors while preserving capital and liquidity.

                             Portfolio Composition

As of June 30, 1999, the sector allocation of net assets was:

                           [BAR GRAPH APPEARS HERE]

                 Commercial Paper                         39%
                 Corporate Notes and Bonds                31%
                 U.S. Government and Agency Obligations   11%
                 Certificates of Deposit                  10%
                 Municipal Bonds                           4%
                 Other                                     5%

                          Average Annual Total Returns

Years ended June 30, 1999                  1 Year     5 Years     10 Years

Money Market Fund                          5.19%       5.38%        5.40%

IBC/Donoghue First Tier
Money Market Index                         4.61%       4.93%        4.98%

Lipper Money Market Funds Average          4.51%       4.90%        4.98%


                       Average Yield as of June 30, 1999

Money Market Fund 7-Day Yield                                       4.68%


                   Growth of a $10,000 Investment Since 1989

                           [LINE GRAPH APPEARS HERE]

Date        Money Market Fund       IBC/Donoghue First Tier Money Market Index
----        -----------------       ------------------------------------------
6/89            $10,000                            $10,000
12/89            10,426                             10,421
12/90            11,278                             11,235
12/91            11,981                             11,873
12/92            12,435                             12,268
12/93            12,807                             12,591
12/94            13,311                             13,056
12/95            14,088                             13,766
12/96            14,843                             14,438
12/97            15,654                             15,161
12/98            16,517                             15,913
6/99             16,918                             16,252

The Money Market Fund is a portfolio of the Allmerica Investment Trust. Portfolio composition will vary over time. The Fund is neither insured nor guaranteed the Federal Deposit Insurance Corporation or any other Government Agency. Although the Fund seeks to maintain a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. IBC/Donoghue is an independent firm that tracks 2a-7 regulated money market funds on a yield, shareholder, asset size and portfolio allocation basis. The Lipper Money Market Funds Average is the average investment performance of 317 funds within the Money Market category. Performance numbers are net of all fund operating expenses, but do not include insurance charges. If performance information included the effect of these additional charges, it would have been lower.

6  Money Market Fund

                                                                      Financials

                      This page left blank intentionally.

                               Money Market Fund

              PORTFOLIO OF INVESTMENTS . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                      Value
   Par Value                                                        (Note 2)
------------------------------------------------------------------------------
 COMMERCIAL PAPER (B) - 38.9%

               Financial Services - 14.3%
 $14,000,000   Finova Capital Corp.
               5.08%, 02/25/00                                     $14,000,000
   7,000,000   Heller Financial, Inc.
               4.90%, 07/26/99                                       6,886,619
   5,000,000   Heller Financial, Inc.
               4.90%, 08/30/99                                       4,923,778
   7,000,000   Lexington Parker Capital Corp. (A)
               4.88%, 07/07/99                                       6,961,096
  11,041,000   Pegasus Two Ltd Corp.
               5.05%, 08/23/99                                      10,924,839
   7,923,000   Transamerica Asset Funding
               5.18%, 08/16/99                                       7,863,718
   7,000,000   Westways Funding II, Ltd. (A)
               4.90%, 07/14/99                                       6,952,361
                                                                   -----------
                                                                    58,512,411
                                                                   -----------

               Insurance - 6.0%
   5,000,000   Aetna Services, Inc.
               5.00%, 07/21/99                                       4,971,528
   2,700,000   Aetna Services, Inc.
               5.03%, 07/19/99                                       2,686,796
  10,000,000   Prudential Funding Corp.
               4.84%, 07/12/99                                       9,930,089
   6,900,000   Swiss RE Financial Products
               4.90%, 08/16/99                                       6,816,414
                                                                   -----------
                                                                    24,404,827
                                                                   -----------

               Education - 4.3%
  13,783,000   Iowa Student Loan Co.
               4.98%, 07/21/99                                      13,704,827
   3,800,000   Southwest Student Services
               4.98%, 07/06/99                                       3,786,333
                                                                   -----------
                                                                    17,491,160
                                                                   -----------

               Automotive - 4.2%
   6,000,000   American Honda Finance Corp. (A)
               5.00%, 01/20/00                                       5,998,332
   3,608,000   Enterprise Funding Corp. (A)
               4.93%, 08/09/99                                       3,577,366
   4,000,000   General Motors Acceptance Corp.
               8.00%, 10/01/99                                       4,026,467
   3,600,000   Republic Industrial Funding Corp.
               4.95%, 07/06/99                                       3,586,635
                                                                   -----------
                                                                    17,188,800
                                                                   -----------

               Transportation - 2.3%
   9,500,000   Los Angeles Metropolitan Transportation Authority
               5.05%, 07/12/99                                       9,499,845
                                                                   -----------

                                                                Value
  Par Value                                                   (Note 2)
------------------------------------------------------------------------
             Chemicals - 1.9%
 $2,000,000  Akzo Nobel, Inc.
             4.95%, 09/17/99                                 $ 1,972,225
  5,925,000  CIBA Specialty Chemicals Corp.
             4.83%, 08/24/99                                   5,824,838
                                                             -----------
                                                               7,797,063
                                                             -----------

             Securities Broker - 1.6%
  1,575,000  Bear Stearns Cos., Inc.
             6.50%, 05/15/00                                   1,589,121
  5,050,000  Lehman Brothers Holdings, Inc.
             7.63%, 07/15/99                                   5,052,183
                                                             -----------
                                                               6,641,304
                                                             -----------

             Electric Utilities - 1.4%
  1,000,000  Cogentrix of Richmond, Inc.
             5.05%, 07/14/99                                     996,213
  5,000,000  Florida Power & Light Group Capital, Inc. (A)
             4.91%, 08/18/99                                   4,908,619
                                                             -----------
                                                               5,904,832
                                                             -----------

             Heavy Machinery - 1.4%
  1,246,000  Cooperative Association Tractor Dealers
             5.05%, 07/13/99 to 07/16/99                       1,241,302
  4,500,000  John Deere Capital Corp.
             5.68%, 04/10/00                                   4,507,025
                                                             -----------
                                                               5,748,327
                                                             -----------

             Banking - 0.9%
  1,265,000  Bank of Scotland
             5.00%, 08/23/99                                   1,251,647
  2,500,000  Den Norske Bank ASA
             4.91%, 12/24/99                                   2,408,278
                                                             -----------
                                                               3,659,925
                                                             -----------

             Telephone Systems - 0.4%
  1,500,000  Nynex Capital Funding Corp.
             9.40%, 06/01/00                                   1,549,498
                                                             -----------

             Beverages, Food & Tobacco - 0.2%
  1,000,000  Diageo Plc
             6.50%, 09/15/99                                   1,002,262
                                                             -----------
             Total Commercial Paper                          159,400,254
                                                             -----------
             (Cost $159,400,254)

 CORPORATE NOTES - 31.0%

             Securities Broker - 11.1%
  6,000,000  Bear Stearns Cos., Inc.
             4.99%, 08/25/99                                   6,000,000
  3,965,000  Bear Stearns Cos., Inc.
             7.63%, 09/15/99                                   3,982,901
  7,000,000  Donaldson, Lufkin & Jenrette, Inc., MTN
             5.25%, 10/05/99                                   7,000,000
  2,000,000  Donaldson, Lufkin & Jenrette, Inc.
             6.31%, 05/26/00                                   2,007,405

                       See Notes to Financial Statements.
--------------------------------------------

                               Money Market Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                             Value
   Par Value                                               (Note 2)
---------------------------------------------------------------------
 CORPORATE NOTES (continued)

               Securities Broker (continued)
 $14,000,000   Morgan Stanley Dean Witter & Co.
               5.06%, 02/14/00                            $14,000,000
   6,750,000   Paine Webber Group, Inc.
               7.00%, 03/01/00                              6,808,226
   5,500,000   Paine Webber Group, Inc., MTN
               5.85%, 10/21/99                              5,500,000
                                                          -----------
                                                           45,298,532
                                                          -----------

               Banking - 8.1%
   4,000,000   Bankers Trust Corp.
               9.50%, 05/14/00                              4,139,466
   1,691,000   Chase Manhattan Corp.
               7.75%, 11/01/99                              1,705,177
   2,500,000   Chase Manhattan Corp., MTN
               5.37%, 10/26/99                              2,502,292
   6,000,000   Chase Manhattan Corp., MTN
               4.96%, 01/20/00                              6,000,516
   1,000,000   First Chicago NBD Corp., MTN
               5.39%, 12/14/99                              1,001,109
   5,000,000   First National Bank of Chicago, Euro MTN
               7.00%, 04/30/00                              5,068,982
   7,000,000   Key Bank National Association
               5.13%, 03/24/00                              6,997,781
   2,000,000   Norwest Financial, Inc.
               6.88%, 06/15/00                              2,020,142
   3,500,000   Shawmut National Corp.
               8.63%, 12/15/99                              3,554,635
                                                          -----------
                                                           32,990,100
                                                          -----------

               Financial Services - 3.6%
   1,000,000   Beneficial Corp., MTN
               5.09%, 01/10/00                              1,000,507
   2,000,000   Household Finance Corp.
               6.75%, 05/01/00                              2,022,014
   6,000,000   Liberty Lighthouse U.S. Capital
               5.09%, 09/15/99                              6,000,000
   6,000,000   Liberty Lighthouse U.S. Capital (A)
               5.05%, 08/16/99                              6,000,000
                                                          -----------
                                                           15,022,521
                                                          -----------

               Telephone Systems - 2.0%
   8,000,000   GTE Corp.
               5.14%, 05/12/00                              7,995,143
                                                          -----------

               Automotive - 1.2%
   4,000,000   Ford Motor Credit Corp.
               6.38%, 09/15/99                              4,009,251
     715,000   General Motors Acceptance Corp.
               5.04%, 12/09/99                                714,619
                                                          -----------
                                                            4,723,870
                                                          -----------

                                                                     Value
  Par Value                                                        (Note 2)
-----------------------------------------------------------------------------
             Industrial - Diversified - 1.2%
 $5,000,000  General Electric Capital Corp., MTN
             4.95%, 04/13/00                                      $ 5,000,000
                                                                  -----------

             Electric Utilities - 1.2%
  5,000,000  National Rural Utilities Cooperative Finance Corp.
             5.18%, 06/26/00                                        5,000,000
                                                                  -----------

             Heavy Machinery - 1.0%
  4,000,000  Caterpillar Financial Services Corp., MTN
             6.28%, 05/01/00                                        4,026,427
                                                                  -----------

             Commercial Services - 0.7%
  3,000,000  International Lease Finance Corp.
             6.63%, 05/01/00                                        3,034,261
                                                                  -----------

             Transportation - 0.7%
  3,000,000  Richmond County Development Authority
             5.65%, 06/01/00                                        2,995,431
                                                                  -----------

             Retailers - 0.2%
  1,000,000  Wal-Mart Stores, Inc.
             5.85%, 06/01/00                                        1,001,680
                                                                  -----------
             Total Corporate Notes                                127,087,965
                                                                  -----------
             (Cost $127,087,965)

 U.S. GOVERNMENT AGENCY OBLIGATIONS (B) - 11.0%

             Federal Home Loan Bank - 6.8%
 15,000,000  4.75%, 11/03/99                                       15,000,000
  8,000,000  5.15%, 03/24/00                                        8,002,153
  5,000,000  5.22%, 03/17/00                                        5,000,000
                                                                  -----------
                                                                   28,002,153
                                                                  -----------

             Sallie Mae - 2.2%
  9,018,000  5.47%, 07/15/99                                        9,018,000
                                                                  -----------

             Fannie Mae - 2.0%
  8,000,000  4.84%, 07/01/99                                        7,907,502
                                                                  -----------
             Total U.S. Government Agency Obligations              44,927,655
                                                                  -----------
             (Cost $44,927,655)

 CERTIFICATES OF DEPOSIT - 9.8%

  3,000,000  Bankers Trust Corp. (A)
             5.07%, 08/09/99                                        2,997,496
 10,000,000  Barclays Bank, Plc, Yankee CD
             4.89%, 05/12/00                                        9,994,923
  5,000,000  Bear Stearns Cos., Inc.
             5.00%, 02/02/00                                        5,000,000
  3,000,000  Commerzbank, AG, Yankee CD
             4.99%, 01/25/00                                        2,999,789
  8,000,000  European American Bank
             5.28%, 05/12/00                                        7,998,001
  4,000,000  Goldman Sachs and Co. (A)
             5.04%, 02/07/00                                        4,000,000

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                               Money Market Fund

        PORTFOLIO OF INVESTMENTS, Continued . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                               Value
  Par Value                                                  (Note 2)
----------------------------------------------------------------------
 CERTIFICATES OF DEPOSIT (continued)

 $4,236,000  Merrill Lynch & Co., Inc.
             5.40%, 02/15/00                                $4,246,801
  3,000,000  Rabobank Nederland NV
             6.45%, 08/16/99                                 3,002,015
                                                            ----------
             Total Certificates Of Deposit                  40,239,025
                                                            ----------
             (Cost $40,239,025)

 MUNICIPAL BONDS - 4.1%

             Virginia - 2.4%
 10,000,000  Virginia State Housing Development Authority
             5.25%, 08/05/99                                 9,998,628
                                                            ----------

             Connecticut - 1.7%
  6,900,000  Connecticut State Housing, AMBAC
             5.10%, 11/15/16                                 6,900,000
                                                            ----------
             Total Municipal Bonds                          16,898,628
                                                            ----------
             (Cost $16,898,628)



FEDERAL INCOME TAX INFORMATION (SEE NOTE 2)
At June 30, 1999, the aggregate cost on investment securities for tax purposes was $398,269,278.

       Par                                                      Value
     Value                                                     (Note 2)
-------------------------------------------------------------------------
 ASSET-BACKED AND MORTGAGE-BACKED SECURITIES - 2.4%
 $ 308,087  Copelco Capital Funding Corp.
            5.68%, 08/16/99                                  $    308,087
 4,399,778  Fidelity Equipment Lease Trust, Series 1999-1,
            Class A1 (A), CMO
            5.16%, 06/16/00                                     4,399,820
 5,000,000  SMM Trust, 1999-C (A)
            5.20%, 01/26/00                                     5,000,000
                                                             ------------
            Total Asset-Backed and
            Mortgage-Backed Securities                          9,707,907
                                                             ------------
            (Cost $9,707,907)

 Shares
 ------
 INVESTMENT COMPANIES - 0.0%
     4,383  Scudder Institutional Money Market Fund                 4,383
     3,461  SSgA Prime Money Market Fund                            3,461
                                                             ------------
            Total Investment Companies                              7,844
                                                             ------------
            (Cost $7,844)
 Total Investments - 97.2%                                    398,269,278
                                                             ------------
 (Cost $398,269,278)
 Net Other Assets and Liabilities - 2.8%                       11,343,066
                                                             ------------
 Total Net Assets - 100.0%                                   $409,612,344
                                                             ============

------------------
(A) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold, in transactions exempt from registra-tion, to qualified institutional buyers. At June 30, 1999, these securities amounted to $50,795,090 or 12.40% of net assets.
(B) Effective yield at time of purchase
AMBAC American Municipal Bond Assurance Corporation
CMO Collateralized Mortgage Obligations
MTN Medium Term Note

                       See Notes to Financial Statements.
--------------------------------------------

                           Allmerica Investment Trust

   STATEMENT OF ASSETS AND LIABILITIES (in 000's) . June 30, 1999 (Unaudited)
--------------------------------------------------------------------------------

                                                                        Money
                                                                        Market
                                                                         Fund
--------------------------------------------------------------------------------
ASSETS:
Investments:
 Investments at cost.................................................  $398,269
 Repurchase agreements at cost.......................................        --
                                                                       --------
 Total investments at value..........................................   398,269
Cash ................................................................        20
Receivable for investments sold......................................        --
Receivable for shares sold...........................................     7,830
Interest and dividend receivables....................................     3,638
                                                                       --------
 Total Assets........................................................   409,757
                                                                       --------
LIABILITIES:
Payable for investments purchased....................................        --
Payable for shares repurchased.......................................        --
Payable to custodian.................................................        --
Collateral for securities loaned.....................................        --
Net unrealized depreciation on forward currency contracts............        --
Advisory fee payable.................................................        80
Accrued expenses and other payables..................................        65
                                                                       --------
 Total Liabilities...................................................       145
                                                                       --------
                                                                       $
NET ASSETS...........................................................   409,612
                                                                       ========
NET ASSETS consist of
                                                                       $
Paid-in capital......................................................   409,709
Undistributed net investment income .................................        --
Accumulated net realized gain (loss) on investments sold ............       (97)
Net unrealized appreciation (depreciation) of investments............        --
                                                                       --------
                                                                       $
TOTAL NET ASSETS.....................................................   409,612
                                                                       ========
Shares of beneficial interest outstanding
(unlimited authorization, no par value) (in 000's)...................   409,711
NET ASSET VALUE,
Offering and redemption price per share
(Net Assets/Shares Outstanding)......................................  $  1.000
                                                                       ========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

  STATEMENT OF OPERATIONS (in 000's) . For the Six Months Ended June 30, 1999
                                  (Unaudited)
--------------------------------------------------------------------------------

                                                                        Money
                                                                       Market
                                                                        Fund
-------------------------------------------------------------------------------
INVESTMENT INCOME
 Interest...........................................................  $   9,269
 Dividends..........................................................         25
                                                                      ---------
 Total investment income............................................      9,294
                                                                      ---------
EXPENSES
 Investment advisory fees...........................................        449
 Custodian and Fund accounting fees.................................         45
 Legal fees.........................................................          2
 Audit fees.........................................................         10
 Trustees' fees and expenses........................................          3
 Reports to shareholders............................................         26
 Miscellaneous......................................................          3
                                                                      ---------
 Total expenses before reductions and waiver........................        538
 Less reductions....................................................         --
 Less reimbursement/waiver..........................................         --
                                                                      ---------
 Total expenses net of reductions and waiver........................        538
                                                                      ---------
NET INVESTMENT INCOME (LOSS)........................................      8,756
                                                                      ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on investments sold.......................         --
 Net change in unrealized appreciation (depreciation) of investments
  ..................................................................         --
                                                                      ---------
NET GAIN (LOSS) ON INVESTMENTS......................................         --
                                                                      ---------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS.....  $   8,756
                                                                      =========

See Notes to Financial Statements.
---------------------------------------------

                           Allmerica Investment Trust

                 STATEMENTS OF CHANGES IN NET ASSETS (in 000's)
--------------------------------------------------------------------------------

                                                            Money Market
                                                                Fund
---------------------------------------------------------------------------------
                                                    Six Months Ended  Year Ended
                                                     June 30, 1999   December 31,
                                                      (Unaudited)        1998
---------------------------------------------------------------------------------
NET ASSETS at beginning of period.................     $ 336,253      $ 260,619
                                                       ---------      ---------
Increase (decrease) in net assets
resulting from operations:
 Net investment income (loss).....................         8,756         14,920
 Net realized gain (loss) on investments sold ....            --            (52)
 Net change in unrealized appreciation
  (depreciation) of investments ..................            --             --
                                                       ---------      ---------
 Net increase in net assets resulting from
  operations......................................         8,756         14,868
                                                       ---------      ---------
Distributions to shareholders from:
 Net investment income............................        (8,756)       (14,920)
 Distribution in excess of net investment income..            --             (2)
 Net realized gain on investments.................            --             --
                                                       ---------      ---------
  Total distributions.............................        (8,756)       (14,922)
                                                       ---------      ---------
Capital share transactions at net asset value of
 $1.00 per share:
 Net proceeds from sales of shares................       350,582        327,728
 Issued to shareholders in reinvestment of
  distributions...................................         8,756         14,922
 Cost of shares repurchased.......................      (285,979)      (266,962)
                                                       ---------      ---------
  Net increase from capital share transactions....        73,359         75,688
                                                       ---------      ---------
  Total increase (decrease) in net assets and
   shares ........................................        73,359         75,634
                                                       ---------      ---------
NET ASSETS at the end of period...................       409,612        336,253
                                                       =========      =========
Undistributed (distribution in excess of) net
 investment income (loss).........................     $      --      $      --
                                                       =========      =========

                       See Notes to Financial Statements.
                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------





                      [THIS PAGE INTENTIONALLY LEFT BLANK]





--------------------------------------------

                           Allmerica Investment Trust

     FINANCIAL HIGHLIGHTS - For a Share Outstanding Throughout Each Period
--------------------------------------------------------------------------------

                         Income from Investment Operations                            Less Distributions
              ------------------------------------------------------- ---------------------------------------------------
                                   Net Realized
                 Net                   and
                Asset      Net      Unrealized             Dividends  Distributions
                Value   Investment Gain (Loss)  Total from  from Net    from Net    Distributions
 Year Ended   Beginning   Income        on      Investment Investment   Realized         in       Return of     Total
December 31,  of Period   (Loss)   Investments  Operations   Income   Capital Gains    Excess      Capital  Distributions
------------  --------- ---------- ------------ ---------- ---------- ------------- ------------- --------- -------------
Money Market
    Fund
    1999(D)     1.000     0.024         --        0.024      (0.024)        --            --          --       (0.024)
    1998        1.000     0.054         --        0.054      (0.054)        --            --          --       (0.054)
    1997        1.000     0.053         --        0.053      (0.053)        --            --          --       (0.053)
    1996        1.000     0.052         --        0.052      (0.052)        --            --          --       (0.052)
    1995        1.000     0.057         --        0.057      (0.057)        --            --          --       (0.057)
    1994        1.000     0.039         --        0.039      (0.039)        --            --          --       (0.039)
                 Net
               Increase
              (Decrease)
                  in
 Year Ended   Net Asset
December 31,    Value
------------  ----------
Money Market
    Fund
    1999(D)       --
    1998          --
    1997          --
    1996          --
    1995          --
    1994          --

------------------------------------
*   Annualized
**  Not Annualized
(A) Including reimbursements and reductions.
(B) Excluding reductions. Certain Portfolios have entered into varying arrange-ments with brokers who reduced a portion of the Portfolio's expenses.
(C) Excluding reimbursements and reductions.
(D) For six months ended June 30, 1999 (Unaudited)

                       See Notes to Financial Statements.
                            ---------------------------------------------------

                           Allmerica Investment Trust

                            Ratios/Supplemental Data
           --------------------------------------------------------------------
                             Ratios To Average Net Assets
                     ---------------------------------------------------
                     Net Assets
Net Asset              End of        Net        Operating          Management     Portfolio
Value End   Total      Period    Investment      Expenses             Fee         Turnover
of Period  Returns    (000's)   Income (Loss) (A)    (B)    (C)    Gross   Net      Rate
---------  -------   ---------- ------------- ----   ----   ----   -----   ----   ---------
  1.000     2.43%**   409,612       4.84%*    0.30%* 0.30%* 0.30%* 0.25%*  0.25%*    N/A
  1.000     5.51%     336,253       5.36%     0.32%  0.32%  0.32%  0.26%   0.26%     N/A
  1.000     5.47%     260,620       5.33%     0.35%  0.35%  0.35%  0.27%   0.27%     N/A
  1.000     5.36%     217,256       5.22%     0.34%  0.34%  0.34%  0.28%   0.28%     N/A
  1.000     5.84%     155,211       5.68%     0.36%    --   0.36%  0.29%   0.29%     N/A
  1.000     3.93%      95,991       3.94%     0.45%    --   0.45%  0.31%   0.31%     N/A

--------------------------------------------

                           Allmerica Investment Trust

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

1.ORGANIZATION

Allmerica Investment Trust (the "Trust") is registered under the Investment Company Act of 1940 ("the 1940 Act"), as amended, as an open-end, diversified management investment company established as a Massachusetts business trust for the purpose of providing a vehicle for the investment of assets of various sep-arate accounts established by Allmerica Financial Life Insurance and Annuity Company ("Allmerica Financial"), a wholly-owned subsidiary of First Allmerica Financial Life Insurance Company ("First Allmerica") or other affiliated insur-ance companies. As of the date of this report, the Trust offered fourteen man-aged investment portfolios. The accompanying financial statements and financial highlights are those of the Money Market Fund (the "Portfolio").

2.SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

Security Valuation: Securities of the Portfolio are valued utilizing the amor-tized cost valuation method, permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any dis-count or premium.

Security Transactions and Investment Income: Security transactions are recorded on trade date. Realized gains and losses from security transactions are deter-mined on the basis of identified cost. Interest income, including amortization of premium and accretion of discount on securities, is accrued daily. Dividend income is recorded on ex-dividend date.

Federal Income Taxes: The Trust treats each portfolio as a separate entity for Federal income tax purposes. Each portfolio intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each portfolio will not be subject to Federal income taxes to the extent it distributes all of its taxable income and net realized gains, if any, for its fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income, capi-tal gains and certain other amounts, if any, each portfolio will not be subject to Federal excise tax. Therefore, no Federal income tax provision is required.

Distributions to Shareholders: Dividends from net investment income are declared and reinvested daily for the Money Market Fund. The Portfolio declares and distributes all net realized capital gains, if any, at least annually. The distributions are recorded on ex-dividend date. Income and capital gains dis-tributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book and tax treatments in the timing of the recog-nition of gains or losses and forwards, including "Post-October Losses" and losses deferred due to wash sales; and permanent differences due to differing treatments for paydown gains/losses on certain securities, foreign currency transactions, market discount, and non-taxable dividends. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Expenses: The Trust accounts separately for assets, liabilities and operations of each portfolio. Expenses directly attributed to a portfolio are charged to the portfolio, while expenses which are attributable to more than one portfolio of the Trust are allocated among the respective portfolios.

Repurchase Agreements: Each portfolio may engage in repurchase agreement trans-actions with institutions that the Sub-Adviser has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each

                         ------------------------------------------------------

                           Allmerica Investment Trust

--------------------------------------------------------------------------------

jrepurchase agreement transaction is recorded at cost. Each portfolio requires that the securities purchased in a repurchase agreement transaction be trans-ferred to the Trust's Custodian in a manner that is intended to enable the portfolio to obtain those securities in the event of a counterparty default. The Investment Adviser monitors the value of the securities, including accrued interest, daily to ensure that the value of the collateral equals or exceeds amounts due under the repurchase agreement. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the portfolio's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the portfolio seeks to assert its rights.

3. INVESTMENT ADVISORY, ADMINISTRATION, AND OTHER RELATED PARTY TRANSACTIONS

Allmerica Financial Investment Management Services, Inc. (the "Manager"), a wholly-owned subsidiary of First Allmerica, serves as Investment Adviser and Administrator to the Trust. Under the terms of the management agreement, the Portfolio pays a management fee, calculated daily and payable monthly, at an annual rate based upon the following fee schedule:

                 Percentage of Average Daily Net
                             Assets
                 First        Next         Over
Portfolio     $50,000,000 $200,000,000 $250,000,000
---------------------------------------------------
Money Market     0.35%       0.25%        0.20%

The Manager has entered into Sub-Adviser Agreement for the management of the investments of the Portfolio. The Manager is solely responsible for the payment of all fees to the Sub-Adviser. The Sub-Adviser for the Portfolio is Allmerica Asset Management, Inc.

Effective April 1, 1999, Investors Bank & Trust provides transfer agency, port-folio accounting and custody services to the Trust and receives fees and reim-bursement of certain out-of-pocket expenses for its services. The Manager has entered into an Administrative Services Agreement with Investors Bank & Trust, whereby Investors Bank & Trust performs certain administrative services for the portfolios and is entitled to receive an administrative fee and certain out-of-pocket expenses. The Manager is solely responsible for the payment of the administrative fee to Investors Bank & Trust. Prior to April 1, 1999, First Data Investor Services Group, Inc. performed fund administration and fund accounting services for the Trust, and custodian services were performed by Bankers Trust.

The Trust pays no salaries or compensation to any of its officers. Trustees who are not directors, officers or employees of the Trust or any investment adviser are reimbursed for their travel expenses in attending meetings of the Trustees, and receive quarterly meeting and retainer fees for their services. Such amounts are paid by the Trust.

4.REIMBURSEMENT OF EXPENSES AND WAIVER OF FEES

In the event normal operating expenses of the Portfolio, excluding taxes, interest, broker commissions, and extraordinary expenses, but including the advisory fee, exceed certain voluntary expense limitations by a percentage of average net assets (Money Market Fund - 0.60%), the Manager will voluntarily reimburse fees and any expenses in excess of the expense limitations. Expense limitations may be removed or revised at any time after a portfolio's first fiscal year of operations without prior notice to existing shareholders.

5.SHARES OF BENEFICIAL INTEREST

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest for the portfolios, each without a par value.

--------------------------------------------

                           Allmerica Investment Trust

                             REGULATORY DISCLOSURES
--------------------------------------------------------------------------------

The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an invest-or's shares, when redeemed, may be worth more or less than their original cost.

An investment in the Money Market Fund is not insured or guaranteed by the Fed-eral Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at a stable net asset value of $1.00 per share, it is possible to lose money by investing in the Portfolio.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolio and are not authorized for distribution to prospective investors in the fund unless preceded or accom-panied by an effective prospectus, which include important information related to charges and expenses.

                                 CLIENT NOTICES
--------------------------------------------------------------------------------

Year 2000 (unaudited): Some computer software cannot distinguish between dates in the year 2000 and dates in the year 1900 because of the way that the dates are encoded and calculated. The services provided to the Trust by the Manager, Sub-Advisers, Custodian and other external service providers depend on the proper functioning of their computer software. Failure to correct or replace any non-compliant software could adversely affect, among other things, the han-dling of securities trades, the payment of interest and dividends, the pricing of the Trust's securities and of the Trust's shares, and account services. The Trust has requested information from its service providers with respect to their plans to be Year 2000 compliant. The Trust has been advised by its serv-ice providers that they either are Year 2000 compliant now or expect to be com-pliant prior to December 31, 1999. However, there can be no guarantee that the Trust's operations will not be adversely affected by non-compliant computer systems of its service providers or other third parties which interact with such service providers. The Year 2000 problem could also have an adverse effect on issuers, including foreign issuers, whose securities are owned by the Port-folios, potentially decreasing the value of such securities.

                                  * * * * * *

                         ------------------------------------------------------

                 [LOGO OF ALLMERICA FINANCIAL(R) APPEARS HERE]

First Allmerica Financial Life Insurance Company . Allmerica Financial Life Insurance and Annuity Company (licensed in all states except NY) Allmerica Trust Company, N.A. . Allmerica Investments, Inc. . Allmerica Investment Management Company, Inc. The Hanover Insurance Company . AMGRO, Inc. . Allmerica Financial Alliance Insurance Company Allmerica Asset Management, Inc. . Allmerica Financial Benefit Insurance Company . Sterling Risk Management Services, Inc. Citizens Corporation . Citizens Insurance Company of America . Citizens Management Inc. 440 Lincoln Street, Worcester, Massachusetts 01653

11129 (6/99)